Nelson

Mullins

Nelson Mullins Riley & Scarborough LLP Attorneys and Counselors at Law 104 South Main Street / Ninth Floor / Greenville, SC 29601 Tel: 864.250.2300 Fax: 864.232.2925 www.nelsonmullins.com	John M. Jennings Licensed in IL, SC and NC Tel: 864.250.2207 Fax: 864.232.2925 john.jennings@nelsonmullins.com

July 22, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-3628

Re:	Palmetto Bancshares, Inc.
Preliminary Proxy Statement Pursuant to Schedule 14A

Dear Ladies and Gentlemen:

On behalf of our client Palmetto Bancshares, Inc. (the “Company”), please find attached a Preliminary Proxy Statement Pursuant to Schedule 14A relating to the proposed amendments of the Company’s Articles of Incorporation. The amendments would authorize the issuance of up to 2,500,000 shares of preferred stock with such preferences, limitations and relative rights, within legal limits, of the class, or one or more series within the class, of preferred stock as are set by the Board of Directors, and revise and clarify the denial of preemptive rights provision in the Company’s Articles of Incorporation.

Certain disclosures in this Preliminary Proxy Statement have been discussed conceptually with Kathryn McHale of the Staff. As she requested, I will contact her to advise her of this fling.

If you have any questions or comments related to this filing, please contact John M. Jennings, of Nelson Mullins Riley & Scarborough, LLP at (864) 250-2207, john.jennings@nelsonmullins.com, and fax (864) 250-2349.

Very truly yours,

/s/ John M. Jennings
John M. Jennings

cc: Lee S. Dixon, Chief Operating Officer of Palmetto Bancshares, Inc. and The Palmetto Bank

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